INVESTMENT IN ASSOCIATE - Summarized Consolidated Statement of Operations Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure of associates [line items]
Revenue	$ 1,798.5	$ 1,803.8
Net loss	(297.7)	(198.1)
Share of earnings of associate (Note 23)	5.5	$ 0.0
Leagold Mining Corporation
Disclosure of associates [line items]
Revenue	279.0
Net loss	26.8
Share of earnings of associate (Note 23)	$ 5.5

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.